UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22648

Aspiriant Global Equity Trust

(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025

 (Address of principal executive offices) (Zip code)

Robert J. Francais
Aspiriant Global Equity Trust
11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 806-4000

Date of fiscal year end: Feb 28

Date of reporting period: November 30, 2013

Item 1.  Schedule of Investments.

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK – 94.8%
	AUSTRALIA – 2.0%
5,459	AGL Energy Ltd.	$74,622
35,976	AMP Ltd.	152,669
1,110	Ansell Ltd.	20,538
29,414	Asciano Ltd.	154,692
350	ASX Ltd.	11,823
7,044	Australia & New Zealand Banking Group Ltd.	204,798
2,305	Bank of Queensland Ltd.	25,552
13,379	Bendigo and Adelaide Bank Ltd.1	137,136
9,937	BHP Billiton Ltd. - ADR	339,183
4,600	BlueScope Steel Ltd.*	22,766
5,923	CFS Retail Property Trust Group - REIT	11,066
4,243	Challenger Ltd.*	23,264
3,266	Commonwealth Bank of Australia	231,473
22,093	Commonwealth Property Office Fund - REIT	25,539
883	Computershare Ltd.	8,757
13,622	Dexus Property Group - REIT	12,934
16,129	Echo Entertainment Group Ltd.	36,940
4,791	Federation Centres Ltd. - REIT	10,395
2,347	Flight Centre Travel Group Ltd.	104,100
4,756	Fortescue Metals Group Ltd.1	24,614
6,953	Goodman Group - REIT	30,630
7,143	GPT Group - REIT	23,266
45,918	Incitec Pivot Ltd.	108,426
16,973	Lend Lease Group	170,776
177	Macquarie Group Ltd.	8,738
6,473	Metcash Ltd.	17,991
14,360	Mirvac Group - REIT	22,217
8,194	National Australia Bank Ltd.	258,320
5,274	Newcrest Mining Ltd.	36,916
2,408	Orica Ltd.	50,780
23,940	Qantas Airways Ltd.*	26,617
111	Ramsay Health Care Ltd.	3,913
1,115	Rio Tinto Ltd.	67,199
4,302	Seek Ltd.	52,327
9,934	Sonic Healthcare Ltd.	150,083
8,628	Stockland - REIT	30,245
8,321	Suncorp Group Ltd.	100,042
48,184	Tatts Group Ltd.	135,603
45,304	Telstra Corp. Ltd.	208,619
23,108	Toll Holdings Ltd.1	120,315
342	Wesfarmers Ltd.	13,377
7,159	Westfield Group - REIT	67,757
12,150	Westfield Retail Trust - REIT	33,725
4,450	Westpac Banking Corp.	133,309

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	AUSTRALIA (Continued)
3,113	Woodside Petroleum Ltd.	$105,978
4,371	Woolworths Ltd.	134,097
3,819	WorleyParsons Ltd.	56,764
		3,800,891

	AUSTRIA – 0.1%
558	CA Immobilien Anlagen A.G.*	9,287
506	Conwert Immobilien Invest S.E.	6,426
2,394	Oesterreichische Post A.G.	115,238
931	Wienerberger A.G.	15,528
		146,479

	BELGIUM – 0.4%
145	Ackermans & van Haaren N.V.	16,076
1,968	Ageas	82,951
2,129	Anheuser-Busch InBev N.V.	216,980
458	Barco N.V.	34,752
138	Befimmo S.A. - REIT*	9,469
144	Cofinimmo - REIT*	17,756
1,172	Colruyt S.A.	65,980
657	D'ieteren S.A.	30,783
3,674	Delhaize Group S.A.	213,576
246	Groupe Bruxelles Lambert S.A.	21,734
721	KBC Ancora*1	27,383
		737,440

	BERMUDA – 2.7%
1,592	African Minerals Ltd.*	5,202
14,400	Aircastle Ltd.	269,568
6,500	Aspen Insurance Holdings Ltd.	262,730
1,000	Assured Guaranty Ltd.	23,480
9,500	Axis Capital Holdings Ltd.	466,735
2,800	Bunge Ltd.	224,336
27,109	BW Offshore Ltd.	35,139
936	Catlin Group Ltd.	8,425
1,000	Cheung Kong Infrastructure Holdings Ltd.	6,594
800	Endurance Specialty Holdings Ltd.	45,520
5,600	Energy XXI Bermuda Ltd.1	152,096
3,900	Everest Re Group Ltd.1 2	611,637
4,000	First Pacific Co., Ltd.	4,584
27,699	Golden Ocean Group Ltd.	50,619
1,852,000	GOME Electrical Appliances Holding Ltd.1	322,154
5,144	Gulf Keystone Petroleum Ltd.*	14,713
6,600	Helen of Troy Ltd.*	321,486
4,075	Hiscox Ltd.	45,210

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	BERMUDA (Continued)
3,250	Kerry Logistics Network Ltd.*	$2,767
6,500	Kerry Properties Ltd.	25,779
14,000	Li & Fung Ltd.1	19,050
44,700	Marvell Technology Group Ltd.	636,081
9,000	Noble Group Ltd.	7,915
3,000	NWS Holdings Ltd.	4,533
1,500	Orient Overseas International Ltd.1	7,927
4,700	Orient-Express Hotels Ltd. - Class A*	69,231
3,300	PartnerRe Ltd.	339,570
2,343	Petra Diamonds Ltd.*	4,155
3,400	Platinum Underwriters Holdings Ltd.	215,560
7,100	Signet Jewelers Ltd.	545,564
7,600	Validus Holdings Ltd.	304,380
6,000	Yue Yuen Industrial Holdings Ltd.	18,745
		5,071,485

	BRAZIL – 2.3%
55,500	AMBEV S.A. - ADR	419,580
48,100	CCR S.A.*	380,913
3,700	Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR1	174,196
15,200	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	161,880
31,166	Cia Energetica de Minas Gerais - ADR	260,236
840	Cielo S.A.	24,361
40,600	CPFL Energia S.A.	337,855
11,100	Diagnosticos da America S.A.	57,873
28,700	EcoRodovias Infraestrutura e Logistica S.A.	180,965
82,800	EDP - Energias do Brasil S.A.*	423,552
17,800	Light S.A.	163,896
12,995	Localiza Rent a Car S.A.	187,963
1,800	Lojas Renner S.A.	48,157
17,600	Natura Cosmeticos S.A.	325,466
5,900	Raia Drogasil S.A.	42,682
41,000	Souza Cruz S.A.	412,440
10,200	Telefonica Brasil S.A. - ADR	198,492
1,600	Tim Participacoes S.A. - ADR	39,648
28,600	Tractebel Energia S.A.*	468,158
1,200	Ultrapar Participacoes S.A.	29,809
		4,338,122

	CANADA – 2.9%
600	Advantage Oil & Gas Ltd.*	2,435
1,300	Aecon Group, Inc.	18,788
500	AGF Management Ltd. - Class B1	6,756
1,000	Agrium, Inc.1	90,020
1,200	Aimia, Inc.	21,184

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	CANADA (Continued)
200	Alaris Royalty Corp.	$6,790
400	Allied Properties Real Estate Investment Trust - REIT	12,270
600	ARC Resources Ltd.	16,128
500	Artis Real Estate Investment Trust - REIT	6,779
700	ATS Automation Tooling Systems, Inc.*	8,601
5,300	B2Gold Corp.*	11,078
2,600	Bank of Montreal	180,196
900	Bank of Nova Scotia	55,258
14,500	Bankers Petroleum Ltd.*	54,199
1,900	BlackBerry Ltd.*1	12,004
200	Boardwalk Real Estate Investment Trust - REIT	11,138
12,300	Bombardier, Inc. - Class B	55,356
1,600	Brookfield Asset Management, Inc. - Class A	61,915
600	Brookfield Office Properties, Inc.1	11,632
4,000	CAE, Inc.	44,779
600	Calloway Real Estate Investment Trust - REIT	14,219
500	Canaccord Genuity Group, Inc.1	2,862
500	Canadian Apartment Properties REIT - REIT	9,651
1,700	Canadian Imperial Bank of Commerce	145,799
900	Canadian National Railway Co.	101,270
4,500	Canadian Natural Resources Ltd.	146,512
2,800	Canadian Oil Sands Ltd.	52,383
800	Canadian Pacific Railway Ltd.	121,940
400	Canadian Real Estate Investment Trust - REIT	16,010
500	Canadian Tire Corp. Ltd. - Class A1	46,940
3,000	Canfor Corp.*	66,378
10,600	Capstone Mining Corp.*	26,847
500	Catamaran Corp.*	22,644
5,900	Celestica, Inc.*	59,494
11,600	Centerra Gold, Inc.	34,731
900	Chartwell Retirement Residences - REIT	8,465
300	CI Financial Corp.1	9,663
1,200	Cineplex, Inc.	48,289
600	Cominar Real Estate Investment Trust - REIT	10,208
1,700	Corus Entertainment, Inc.	39,055
800	Cott Corp.	6,666
900	Crescent Point Energy Corp.1	33,819
2,700	Davis + Henderson Corp.1	71,434
600	DeeThree Exploration Ltd.*	5,175
1,100	Detour Gold Corp.*	4,277
700	Dollarama, Inc.	56,482
500	Dominion Diamond Corp.*	6,737
300	Dundee Corp. - Class A*	5,194
500	Dundee Real Estate Investment Trust - Class A - REIT	13,181

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	CANADA (Continued)
900	Empire Co., Ltd.	$64,070
500	Enerflex Ltd.	6,577
4,300	Enerplus Corp.1	78,300
2,300	Ensign Energy Services, Inc.	35,146
1,000	Extendicare, Inc.	6,440
1,000	First Majestic Silver Corp.*	9,717
400	FirstService Corp.	16,605
1,100	Fortuna Silver Mines, Inc.*	3,697
2,000	Genworth MI Canada, Inc.1	65,907
100	George Weston Ltd.	7,483
1,800	Gibson Energy, Inc.	43,487
400	Goldcorp, Inc.	8,907
300	Granite Real Estate Investment Trust*	10,126
600	Great-West Lifeco, Inc.	18,473
100	Home Capital Group, Inc.	8,076
2,800	Horizon North Logistics, Inc.	23,753
3,800	Husky Energy, Inc.1	107,299
200	IGM Financial, Inc.	10,118
600	Imperial Oil Ltd.	25,540
3,200	Industrial Alliance Insurance & Financial Services, Inc.	145,885
2,600	Ithaca Energy, Inc.*	6,267
600	Jean Coutu Group PJC, Inc. - Class A	10,315
1,200	Keyera Corp.	69,395
13,800	Kinross Gold Corp.	64,836
1,000	Kodiak Oil & Gas Corp.*	11,340
700	Labrador Iron Ore Royalty Corp.	20,734
700	Laurentian Bank of Canada	31,240
900	Linamar Corp.	35,183
2,300	Lions Gate Entertainment Corp.*	72,772
600	Loblaw Cos. Ltd.1	24,365
300	MacDonald Dettwiler & Associates Ltd.1	23,653
1,500	Magna International, Inc.1	121,599
100	Manitoba Telecom Services, Inc.	2,738
5,000	Manulife Financial Corp.	96,413
600	Maple Leaf Foods, Inc.	9,491
600	Mullen Group Ltd.	15,767
600	National Bank of Canada1	52,232
16,200	Nevsun Resources Ltd.	54,453
3,100	Norbord, Inc.	93,750
300	North West Co., Inc.	7,626
1,800	OceanaGold Corp.*	3,034
1,100	Onex Corp.	60,070
1,000	Open Text Corp.1	84,775
500	Paramount Resources Ltd. - Class A*	17,150

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	CANADA (Continued)
900	Parex Resources, Inc.*	$5,398
2,600	Parkland Fuel Corp.	44,700
400	Pason Systems, Inc.	8,643
700	Petrominerales Ltd.1	8,074
1,000	Potash Corp. of Saskatchewan, Inc.	31,334
700	Power Corp. of Canada1	21,347
2,200	Precision Drilling Corp.	20,424
400	Pretium Resources, Inc.*	2,169
1,400	Quebecor, Inc. - Class B	34,799
700	RioCan Real Estate Investment Trust - REIT	16,240
2,500	Rogers Communications, Inc. - Class B	111,524
800	RONA, Inc.	9,769
3,100	Royal Bank of Canada	205,597
1,300	ShawCor Ltd.	49,143
500	Shoppers Drug Mart Corp.	27,464
6,000	Silver Standard Resources, Inc.*	35,251
2,900	Sun Life Financial, Inc.1	100,316
7,100	Suncor Energy, Inc.	243,463
1,100	Superior Plus Corp.	11,548
700	Tahoe Resources, Inc.*	12,364
4,100	Teck Resources Ltd.1	98,707
14,400	Tesco Corp.*	257,472
200	TMX Group Ltd.	9,713
9,800	Torex Gold Resources, Inc.*	8,766
1,100	Toronto-Dominion Bank	100,234
300	TransCanada Corp.	13,233
2,600	Transcontinental, Inc. - Class A	41,322
1,600	TransForce, Inc.	37,917
700	TransGlobe Energy Corp.*	6,182
5,600	Trinidad Drilling Ltd.	52,040
4,200	Twin Butte Energy Ltd.	8,502
600	Uranium Participation Corp.*	3,152
800	Valeant Pharmaceuticals International, Inc.*	86,214
700	Vermilion Energy, Inc.1	38,760
1,000	West Fraser Timber Co., Ltd.	88,316
400	Westshore Terminals Investment Corp.	12,948
2,700	Yamana Gold, Inc.	24,227
		5,445,707

	CAYMAN ISLANDS – 0.5%
9,000	AAC Technologies Holdings, Inc.1	40,572
2,800	ASM Pacific Technology Ltd.1	23,176
123,000	Belle International Holdings Ltd.1	151,083
14,400	Fresh Del Monte Produce, Inc.	403,344

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	CAYMAN ISLANDS (Continued)
50,000	Geely Automobile Holdings Ltd.1	$25,745
12,400	MGM China Holdings Ltd.	44,126
1,324	Phoenix Group Holdings	15,381
5,200	Sands China Ltd.	39,293
2,300	Tencent Holdings Ltd.	132,860
8,000	Tingyi Cayman Islands Holding Corp.	23,733
11,200	Wynn Macau Ltd.	42,938
		942,251

	CHILE – 0.9%
19,300	Banco Santander Chile - ADR	431,548
108,177	Cencosud S.A.	394,799
29,300	Enersis S.A. - ADR	458,252
45,014	S.A.C.I. Falabella	416,936
3,700	Sociedad Quimica y Minera de Chile S.A. - ADR1	92,537
		1,794,072

	CHINA – 0.4%
8,000	China Shenhua Energy Co., Ltd. - Class H	27,109
120,000	China Telecom Corp. Ltd. - Class H	64,774
146,000	PetroChina Co., Ltd. - Class H	173,199
16,800	Sinopharm Group Co., Ltd. - Class H	49,892
36,000	Tsingtao Brewery Co., Ltd. - Class H	302,063
21,000	Zhuzhou CSR Times Electric Co., Ltd. - Class H	80,782
		697,819

	CURACAO – 0.1%
5,900	Orthofix International N.V.*	127,617

	DENMARK – 0.3%
3,757	Auriga Industries A/S*	127,728
1,113	GN Store Nord A/S	26,517
1,451	NKT Holding A/S	67,667
2,303	Pandora A/S	119,287
93	Rockwool International A/S - B Shares	16,221
480	Royal Unibrew A/S	66,873
8,358	TDC A/S	74,889
408	Topdanmark A/S*	10,782
		509,964

	FINLAND – 0.4%
209	Caverion Corp.*	2,465
2,444	Citycon OYJ*	8,720
1,315	Huhtamaki OYJ	32,872
11,347	Orion OYJ - Class B1	298,822
2,204	Ramirent OYJ	28,568
1,808	Rautaruukki OYJ*	16,164

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	FINLAND (Continued)
1,212	Sampo - A Shares	$56,409
2,500	Sponda OYJ	12,352
151	Tieto OYJ	3,249
5,194	Wartsila OYJ Abp	253,928
988	YIT OYJ	12,642
		726,191

	FRANCE – 2.0%
409	Alten S.A.*	18,193
3,818	AXA S.A.	99,855
729	BNP Paribas S.A.	54,615
3,148	Cie Generale des Etablissements Michelin	341,507
1,820	CNP Assurances	34,733
5,113	Danone	371,779
728	Derichebourg S.A.*	2,355
6,613	Electricite de France	245,802
477	Ipsen S.A.	22,431
767	Kering	169,993
400	Klepierre - REIT	18,554
5,696	Lagardere SCA	192,953
617	Metropole Television S.A.	13,445
11,475	Natixis	63,276
246	Nexity S.A.*	9,008
3,291	Plastic Omnium S.A.	100,391
520	Rallye S.A.*	22,018
2,181	Renault S.A.	193,128
3,273	Safran S.A.	215,214
1,739	Sanofi	183,700
2,140	Schneider Electric S.A.	181,035
1,351	SCOR S.E.	47,198
341	Societe BIC S.A.	41,778
1,519	Societe Generale S.A.	87,146
1,187	Societe Television Francaise 1	22,172
3,917	Suez Environnement Co.	67,244
29,999	Technicolor S.A.*	151,717
2,165	Teleperformance	123,061
3,019	Thales S.A.	183,982
3,823	Total S.A.	231,216
9,194	UBISOFT Entertainment*	120,740
737	Valeo S.A.	78,146
		3,708,385

	GERMANY – 2.2%
2,190	Adidas A.G.	265,815
336	Allianz S.E.	58,282

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	GERMANY (Continued)
468	Alstria Office REIT-AG - REIT	$5,895
2,304	Aurelius A.G.	89,442
1,767	BASF S.E.	188,250
2,781	Bayer A.G.	370,347
352	Bayerische Motoren Werke A.G.	40,355
110	Bertrandt A.G.	15,109
1,378	Continental A.G.	287,141
474	Deutsche Boerse A.G.	36,627
476	Deutsche Euroshop A.G.	21,130
10,831	Deutsche Lufthansa A.G.*	234,763
9,388	Deutsche Post A.G.	331,362
7,082	Deutsche Telekom A.G.	112,250
1,675	Deutsche Wohnen A.G.	33,631
1,951	Drillisch A.G.	57,154
1,346	Duerr A.G.	117,097
3,804	Freenet A.G.	107,676
1,598	Grammer A.G.	81,085
445	GSW Immobilien A.G.	18,442
3,197	HeidelbergCement A.G.	249,654
25,811	Heidelberger Druckmaschinen A.G.*	96,090
1,001	Krones A.G.	85,516
268	LEG Immobilien A.G.	15,375
2,690	Merck KGaA	466,355
1,056	Morphosys A.G.*	80,773
1,331	Muenchener Rueckversicherungs A.G.	290,581
2,265	Nordex S.E.*	32,844
311	Norma Group S.E.	15,694
5,512	QSC A.G.	29,566
858	Rhoen Klinikum A.G.	23,901
1,938	Stada Arzneimittel A.G.	99,935
3,074	United Internet A.G.	123,339
421	Wincor Nixdorf A.G.	28,761
		4,110,237

	GIBRALTAR – 0.0%
5,423	Bwin.Party Digital Entertainment PLC	11,242

	GUERNSEY – 0.1%
41,091	Resolution Ltd.	229,784

	HONG KONG – 0.8%
34,400	AIA Group Ltd.	174,151
4,400	Bank of East Asia Ltd.1	19,539
8,500	BOC Hong Kong Holdings Ltd.	28,701
13,000	Cathay Pacific Airways Ltd.	27,496
5,000	Cheung Kong Holdings Ltd.	78,963

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	HONG KONG (Continued)
6,500	China Mobile Ltd.	$70,333
16,000	China Resources Enterprise Ltd.1	56,422
5,000	CLP Holdings Ltd.	40,969
10,000	Galaxy Entertainment Group Ltd.*	78,190
3,600	Hang Seng Bank Ltd.	58,717
1,699	Henderson Land Development Co., Ltd.	9,915
6,000	HKT Trust and HKT Ltd.	5,256
11,200	Hong Kong & China Gas Co., Ltd.1	26,383
3,000	Hong Kong Exchanges and Clearing Ltd.	52,624
1,000	Hopewell Holdings Ltd.1	3,352
5,000	Hutchison Whampoa Ltd.	63,536
12,000	Hysan Development Co., Ltd.	55,705
5,500	Link REIT - REIT	26,874
8,500	MTR Corp. Ltd.	33,027
8,000	New World Development Co., Ltd.	10,823
8,000	PCCW Ltd.	3,467
5,500	Power Assets Holdings Ltd.	44,666
24,000	Sino Land Co., Ltd.	32,835
19,000	SJM Holdings Ltd.	60,874
131,500	Sun Art Retail Group Ltd.	195,342
4,000	Sun Hung Kai Properties Ltd.	51,290
1,500	Swire Pacific Ltd. - Class A	18,129
8,000	Wharf Holdings Ltd.	66,361
6,000	Wheelock & Co., Ltd.	29,164
		1,423,104

	INDIA – 0.1%
4,400	Dr Reddy's Laboratories Ltd. - ADR	179,300

	INDONESIA – 0.6%
302,000	Bank Central Asia Tbk P.T.	243,263
58,000	Bank Mandiri Persero Tbk P.T.	37,047
31,500	Gudang Garam Tbk P.T.	97,248
108,000	Indo Tambangraya Megah Tbk P.T.	258,840
332,000	Perusahaan Gas Negara Persero Tbk P.T.	134,521
147,500	Semen Indonesia Persero Tbk P.T.	157,660
1,440,000	Telekomunikasi Indonesia Persero Tbk P.T.	260,560
		1,189,139

	IRELAND – 0.6%
3,000	Accenture PLC - Class A	232,410
1,800	Alkermes PLC*	72,684
1,300	Eaton Corp. PLC	94,458
13,977	Greencore Group PLC	43,980
6,400	Ingersoll-Rand PLC2	457,088
5,300	Seagate Technology PLC	259,912

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	IRELAND (Continued)
9,461	UDG Healthcare PLC	$48,315
		1,208,847

	ISLE OF MAN – 0.0%
15,000	Genting Singapore PLC	17,568
4,506	Playtech PLC	51,563
		69,131

	ISRAEL – 0.1%
218	Elbit Systems Ltd.	12,070
763	Gazit-Globe Ltd.	10,226
58,904	Israel Discount Bank Ltd. - Class A*	119,356
384	Osem Investments Ltd.*	8,817
238	Paz Oil Co., Ltd.*	37,378
463	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	23,477
2,019	Shikun & Binui Ltd.	4,781
324	Strauss Group Ltd.	5,934
		222,039

	ITALY – 0.8%
1,719	Banca Generali S.p.A.	48,932
8,185	Beni Stabili S.p.A. - REIT	5,523
3,907	Brembo S.p.A.	101,782
41,294	Enel S.p.A.	187,671
3,866	ERG S.p.A.	51,301
31,421	Intesa Sanpaolo S.p.A.	75,729
11,548	Mediaset S.p.A.*	52,463
5,357	Prysmian S.p.A.	139,752
11,295	Recordati S.p.A.	160,214
4,939	Safilo Group S.p.A.*	122,329
1,419	Salvatore Ferragamo S.p.A.	56,303
36,177	UniCredit S.p.A.	261,514
43,263	Unione di Banche Italiane SCPA	292,057
		1,555,570

	JAPAN – 5.8%
7,000	77 Bank Ltd.	34,621
2,300	Access Co., Ltd.*	16,590
1,000	Accordia Golf Co., Ltd.	11,705
2	Activia Properties, Inc. - REIT	15,492
850	Adastria Holdings Co., Ltd.	33,808
3,000	ADEKA Corp.*	33,422
11	Advance Residence Investment Corp. - REIT	23,877
300	Aeon Mall Co., Ltd.	8,627
11,400	Aiful Corp.*	48,715
1,400	Alfresa Holdings Corp.*	72,669

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
600	AOKI Holdings, Inc.*	$19,284
3,300	Aoyama Trading Co., Ltd.	88,773
2,100	Arcs Co., Ltd.	39,446
1,000	Astellas Pharma, Inc.	59,349
1,500	Avex Group Holdings, Inc.*	32,854
600	Bridgestone Corp.	22,028
1,600	Canon, Inc.	53,301
1,300	Central Japan Railway Co.	156,512
300	Century Tokyo Leasing Corp.	10,345
4,000	Chiba Bank Ltd.	27,860
2,000	Chiyoda Co., Ltd.	42,029
5,700	Chubu Electric Power Co., Inc.	77,096
3,400	Chugai Pharmaceutical Co., Ltd.	81,242
6,500	CKD Corp.	62,908
100	Cocokara fine, Inc.	2,622
6,000	Dai Nippon Printing Co., Ltd.	61,969
400	Daibiru Corp.	4,696
3,000	Daicel Corp.	23,813
3,000	Daifuku Co., Ltd.*	38,482
1,000	Daihatsu Motor Co., Ltd.	18,336
1,800	Daiichi Sankyo Co., Ltd.	33,096
2,500	Daiichikosho Co., Ltd.*	73,374
3,000	Daikyo, Inc.	8,217
1,000	Daio Paper Corp.*	8,300
2,000	Daishi Bank Ltd.*	6,982
200	Daito Trust Construction Co., Ltd.	19,001
1,000	Daiwa House Industry Co., Ltd.	19,471
3	Daiwa House Residential Investment Corp. - REIT	11,868
2	Daiwa Office Investment Corp. - REIT	8,229
3,000	Daiwa Securities Group, Inc.	29,219
3,600	Dena Co., Ltd.	69,928
12,000	Denki Kagaku Kogyo KK*	51,431
100	Earth Chemical Co., Ltd.*	3,584
2,600	East Japan Railway Co.	213,360
700	en-japan, Inc.	14,470
900	Exedy Corp.*	28,325
400	F@N Communications, Inc.	10,979
2,300	Fields Corp.*	39,598
100	FP Corp.*	7,345
3	Frontier Real Estate Investment Corp. - REIT*	28,028
14,400	Fudo Tetra Corp.*	25,056
39,000	Fuji Electric Co., Ltd.	176,896
7,000	Fuji Heavy Industries Ltd.	198,438
700	Fuji Oil Co., Ltd./Osaka*	11,338

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
900	Fuji Seal International, Inc.*	$29,276
300	Fujimori Kogyo Co., Ltd.*	7,398
12,000	Fukuoka Financial Group, Inc.	53,860
1	Fukuoka REIT Co. - REIT*	7,921
1,000	Fukuyama Transporting Co., Ltd.*	5,993
10,000	Furukawa Electric Co., Ltd.	23,653
100	Fuyo General Lease Co., Ltd.*	4,015
1	Global One Real Estate Investment Corp. - REIT*	6,426
17	GLP J-Reit - REIT	16,991
15,000	GNI Group Ltd.*	66,323
5,400	Gulliver International Co., Ltd.	31,891
25	GungHo Online Entertainment, Inc.*	16,454
1	Hankyu Reit, Inc. - REIT	5,298
3,000	Haseko Corp.*	22,464
300	Heiwa Real Estate Co., Ltd.*	5,303
1,000	Higo Bank Ltd.	5,644
7,000	Hino Motors Ltd.	108,838
800	HIS Co., Ltd.	43,383
6,000	Hitachi Kokusai Electric, Inc.*	78,482
500	Hogy Medical Co., Ltd.	26,330
2,000	Hokkoku Bank Ltd.	6,944
300	Honda Motor Co., Ltd.	12,718
700	Hulic Co., Ltd.	12,331
1,000	Hyakugo Bank Ltd.	4,008
1,000	Hyakujushi Bank Ltd.*	3,687
100	IBJ Leasing Co., Ltd.*	2,942
7,000	IHI Corp.	29,322
580	Iida Group Holdings Co., Ltd.*	11,671
500	Iino Kaiun Kaisha Ltd.	3,123
6	Ikyu Corp.	8,399
1	Industrial & Infrastructure Fund Investment Corp. - REIT	8,780
1,000	Isuzu Motors Ltd.	6,404
2,200	ITOCHU Corp.	27,799
9,000	Itoham Foods, Inc.*	38,776
1,500	Izumi Co., Ltd.*	45,547
14,000	J Front Retailing Co., Ltd.*	109,544
8,000	Jaccs Co., Ltd.*	37,109
1,800	Japan Airlines Co., Ltd.	91,677
300	Japan Airport Terminal Co., Ltd.	6,717
1,000	Japan Aviation Electronics Industry Ltd.	11,260
2	Japan Excellent, Inc. - REIT*	11,827
22	Japan Hotel REIT Investment Corp. - REIT	10,372
1	Japan Logistics Fund, Inc. - REIT	9,737
2	Japan Real Estate Investment Corp. - REIT	21,089

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
4	Japan Retail Fund Investment Corp. - REIT	$7,885
6,000	Japan Steel Works Ltd.	32,094
2,800	Japan Tobacco, Inc.	94,716
2,000	JFE Holdings, Inc.	45,092
4,000	JGC Corp.	149,358
1,700	JSR Corp.	31,332
2,000	Juroku Bank Ltd.*	7,568
3,900	Justsystems Corp.*	38,109
1,000	Kagoshima Bank Ltd.	6,425
11,000	Kajima Corp.	41,196
2,700	Kakaku.com, Inc.*	49,497
1,000	Kaken Pharmaceutical Co., Ltd.*	15,152
9,800	Kansai Electric Power Co., Inc.*	111,388
2,200	Kao Corp.	72,394
3,000	Keisei Electric Railway Co., Ltd.*	29,190
11,000	Keiyo Bank Ltd.*	54,763
3	Kenedix Realty Investment Corp. - REIT	13,964
1,800	Kenedix, Inc.*	9,183
7,000	Kirin Holdings Co., Ltd.	108,053
1,200	Kissei Pharmaceutical Co., Ltd.*	27,370
400	Kiyo Bank Ltd.*	5,342
3,000	Koito Manufacturing Co., Ltd.*	57,802
500	Kokuyo Co., Ltd.*	3,742
5,000	Komori Corp.	78,414
10,500	Konica Minolta, Inc.	105,966
800	Kose Corp.	25,552
3,700	KYORIN Holdings, Inc.	76,550
1,800	Leopalace21 Corp.*	10,245
4,000	Maeda Road Construction Co., Ltd.*	61,503
800	Mandom Corp.*	25,626
900	Marui Group Co., Ltd.	9,268
900	Matsumotokiyoshi Holdings Co., Ltd.*	27,570
18,000	Mazda Motor Corp.*	83,118
4,300	Medipal Holdings Corp.*	57,378
1,700	Meitec Corp.	47,897
3,000	Mitsubishi Estate Co., Ltd.	83,396
31,000	Mitsubishi Heavy Industries Ltd.	199,421
36,000	Mitsubishi UFJ Financial Group, Inc.	232,552
7,800	Mitsubishi UFJ Lease & Finance Co., Ltd.	46,697
5,000	Mitsui Engineering & Shipbuilding Co., Ltd.	10,280
2,000	Mitsui Fudosan Co., Ltd.	68,033
200	Miura Co., Ltd.*	5,139
59,800	Mizuho Financial Group, Inc.	125,968
900	Modec, Inc.	26,449

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
2	Mori Hills REIT Investment Corp. - REIT*	$13,674
2	Mori Trust Sogo Reit, Inc. - REIT	16,753
1,000	Morinaga Milk Industry Co., Ltd.	2,903
4,100	Moshi Moshi Hotline, Inc.*	44,059
2,800	MS&AD Insurance Group Holdings	75,607
600	Musashino Bank Ltd.*	20,888
4,000	Namco Bandai Holdings, Inc.	81,230
1,000	Namura Shipbuilding Co., Ltd.	12,967
1,000	Nanto Bank Ltd.*	3,758
35,000	NEC Corp.	77,387
2,500	NEC Networks & System Integration Corp.*	61,126
1,000	Nichias Corp.*	7,104
200	Nintendo Co., Ltd.	25,829
2	Nippon Accommodations Fund, Inc. - REIT*	13,629
2	Nippon Building Fund, Inc. - REIT	23,484
4,000	Nippon Express Co., Ltd.	20,662
600	Nippon Konpo Unyu Soko Co., Ltd.*	10,460
3,000	Nippon Paint Co., Ltd.	48,720
2,000	Nippon Road Co., Ltd.*	11,008
10,000	Nippon Synthetic Chemical Industry Co., Ltd.*	90,874
1,200	Nippon Telegraph & Telephone Corp.	60,339
9,000	Nippon Yusen KK	27,927
25,000	Nishimatsu Construction Co., Ltd.*	76,747
1,300	Nissan Chemical Industries Ltd.	20,456
2,100	Nissha Printing Co., Ltd.*	34,687
1,200	Nissin Kogyo Co., Ltd.*	24,059
1,100	NKSJ Holdings, Inc.	30,593
9,800	Nomura Holdings, Inc.	77,920
200	Nomura Real Estate Holdings, Inc.	4,719
2	Nomura Real Estate Residential Fund, Inc. - REIT	10,516
9,400	North Pacific Bank Ltd.	36,027
4,800	NTT DOCOMO, Inc.	77,132
1,000	Obayashi Corp.	5,406
2,000	Ogaki Kyoritsu Bank Ltd.*	5,493
2,000	Oji Holdings Corp.	9,427
2,000	Okasan Securities Group, Inc.*	18,990
100	Okinawa Electric Power Co., Inc.	3,336
1,000	Okumura Corp.	4,418
2,300	Omron Corp.	94,805
3,400	ORIX Corp.	62,161
18	Orix JREIT, Inc. - REIT	22,423
7,000	Osaka Gas Co., Ltd.	28,328
1,000	PanaHome Corp.	7,066
9,100	Panasonic Corp.	104,600

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
800	Pigeon Corp.	$38,414
100	Pola Orbis Holdings, Inc.	3,623
2	Premier Investment Corp. - REIT	7,797
1,000	Rengo Co., Ltd.	5,389
38,600	Resona Holdings, Inc.	191,755
400	Resorttrust, Inc.*	14,810
400	Rohm Co., Ltd.	17,408
300	Round One Corp.*	2,366
300	Ryohin Keikaku Co., Ltd.	31,215
200	Ryosan Co., Ltd.	4,139
1,000	San-In Godo Bank Ltd.	7,170
200	Sangetsu Co., Ltd.	5,053
1,000	Sanwa Holdings Corp.	6,463
700	Secom Co., Ltd.	43,282
4,000	Seino Holdings Co., Ltd.	45,763
6,000	Sekisui Chemical Co., Ltd.*	70,442
2,000	Sekisui House Ltd.	27,672
2	Sekisui House SI Investment Co. - REIT	9,704
1,000	Senko Co., Ltd.	5,297
1,300	Senshu Ikeda Holdings, Inc.*	6,087
1,400	Seven & I Holdings Co., Ltd.	51,656
200	Shima Seiki Manufacturing Ltd.*	4,017
200	Shimamura Co., Ltd.*	20,541
14,000	Shindengen Electric Manufacturing Co., Ltd.*	85,035
4,700	Shinko Electric Industries Co., Ltd.	39,494
3,000	Shinmaywa Industries Ltd.*	22,168
83,000	Shinsei Bank Ltd.	205,443
5,900	Shionogi & Co., Ltd.	129,916
300	Showa Corp.*	4,506
2,500	SoftBank Corp.	202,912
5,600	Sojitz Corp.	10,353
2,800	Sony Corp.	51,192
1,700	Sony Financial Holdings, Inc.	30,340
1,000	Sosei Group Corp.*	43,825
4,000	Sotetsu Holdings, Inc.*	14,188
4,000	Start Today Co., Ltd.	102,644
5,000	Sumitomo Chemical Co., Ltd.	20,167
2,900	Sumitomo Forestry Co., Ltd.	34,749
3,500	Sumitomo Mitsui Financial Group, Inc.	174,183
160	Sumitomo Real Estate Sales Co., Ltd.*	5,024
1,000	Sumitomo Realty & Development Co., Ltd.	47,515
1,000	Sumitomo Warehouse Co., Ltd.	5,812
1,500	Suzuken Co., Ltd./Aichi Japan	51,011
2,700	Suzuki Motor Corp.	69,484

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
3,800	T&D Holdings, Inc.	$50,317
1,000	Tadano Ltd.*	13,330
1,400	Taikisha Ltd.	28,869
36,000	Taisei Corp.	163,921
300	Takasago Thermal Engineering Co., Ltd.*	2,424
11,000	Takashimaya Co., Ltd.	104,379
10,000	Takuma Co., Ltd.*	88,633
4,000	Toagosei Co., Ltd.*	17,882
1,100	Toho Co., Ltd.	23,847
900	Tohoku Electric Power Co., Inc.*	9,934
2,800	Tokai Rika Co., Ltd.*	56,943
1,200	Tokai Tokyo Financial Holdings, Inc.	10,814
1,500	Tokio Marine Holdings, Inc.	49,919
2,800	Tokyo Electric Power Co., Inc.*	14,917
500	Tokyo Electron Ltd.	27,139
14,000	Tokyo Gas Co., Ltd.	69,770
700	Tokyo Seimitsu Co., Ltd.*	14,399
1,000	Tokyo Tatemono Co., Ltd.*	9,904
7,000	Tokyu Corp.	47,223
1,000	Tokyu Fudosan Holdings, Corp.*	9,158
2	Tokyu, Inc. - REIT	11,963
2	Top, Inc. - REIT	8,835
3,600	Toppan Forms Co., Ltd.*	32,590
3,000	Toshiba Machine Co., Ltd.	16,166
2,000	Toshiba Plant Systems & Services Corp.	30,434
2,000	TOTO Ltd.	29,428
3,000	Toyo Seikan Group Holdings Ltd.	63,360
1,000	Toyo Tire & Rubber Co., Ltd.	5,921
1,100	Toyoda Gosei Co., Ltd.	27,110
2,600	Toyota Boshoku Corp.	35,866
4,500	Toyota Motor Corp.	281,079
1,000	Transcosmos, Inc.	18,930
1,800	TS Tech Co., Ltd.*	63,245
900	Tsuruha Holdings, Inc.	82,926
2,500	TV Asahi Corp.*	53,711
38	UACJ Corp.*	125
18,000	Ube Industries Ltd.	37,648
100	Ulvac, Inc.*	1,357
200	United Arrows Ltd.	8,491
6	United Urban Investment Corp. - REIT	8,595
900	Universal Entertainment Corp.	16,372
800	Valor Co., Ltd.	10,413
2,200	West Japan Railway Co.	96,322
7,100	Yahoo Japan Corp.	34,290

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	JAPAN (Continued)
300	Yoshinoya Holdings Co., Ltd.*	$3,469
		11,107,456

	JERSEY – 0.3%
29,394	Beazley PLC	118,614
54,077	Centamin PLC*	38,025
1,100	Delphi Automotive PLC	64,405
5,219	Informa PLC	47,539
485	Kentz Corp. Ltd.	4,731
5,612	Regus PLC	18,252
2,002	Shire PLC	90,677
2,251	Wolseley PLC	121,256
		503,499

	LUXEMBOURG – 0.0%
793	GAGFAH S.A.*	11,475

	MALAYSIA – 2.7%
113,900	AMMB Holdings Bhd	261,631
153,500	Axiata Group Bhd	319,896
62,300	CIMB Group Holdings Bhd	146,646
182,000	DiGi.Com Bhd	274,768
8,400	Genting Bhd	26,610
70,300	Kuala Lumpur Kepong Bhd	536,220
127,700	Malayan Banking Bhd	387,548
191,300	Maxis Bhd	417,369
229,600	Petronas Chemicals Group Bhd	480,765
87,700	Public Bank Bhd	499,102
160,500	Sime Darby Bhd	480,473
307,900	Telekom Malaysia Bhd	490,842
170,200	Tenaga Nasional Bhd	520,622
50,100	UMW Holdings Bhd	193,253
		5,035,745

	MALTA – 0.0%
828	Unibet Group PLC*	39,283

	MAURITIUS – 0.0%
46,000	Golden Agri-Resources Ltd.1	21,044

	MEXICO – 0.8%
64,400	Alfa S.A.B. de C.V. - Class A	188,787
13,300	America Movil S.A.B. de C.V. - ADR1	309,092
3,500	Coca-Cola Femsa S.A.B. de C.V. - ADR1	424,025
6,400	Grupo Televisa SAB - ADR	195,264
182,600	Wal-Mart de Mexico S.A.B. de C.V.	482,624
		1,599,792

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	NETHERLANDS – 1.7%
530	Aalberts Industries N.V.	$16,138
10,993	Aegon N.V.	97,606
1,255	Akzo Nobel N.V.	94,441
361	Eurocommercial Properties N.V.	14,619
7,287	European Aeronautic Defence and Space Co. N.V.	517,060
9,417	ING Groep N.V.*	122,165
13,548	Koninklijke Ahold N.V.	246,407
14,368	Koninklijke Philips N.V.	513,702
15,500	LyondellBasell Industries N.V. - Class A	1,196,290
462	Nieuwe Steen Investments N.V. - REIT	2,893
3,010	Nutreco N.V.	144,160
19,171	PostNL N.V.*	112,168
14,961	STMicroelectronics N.V.	117,884
180	Vastned Retail N.V. - REIT*	8,132
212	Wereldhave N.V. - REIT	16,168
		3,219,833

	NORWAY – 0.1%
42,879	DNO International A.S.A.*	158,092
595	Fred Olsen Energy A.S.A.	23,427
66,158	REC Silicon A.S.A.*	26,206
5,029	Sparebanken 1 SMN	44,245
932	Tomra Systems A.S.A.	8,165
		260,135

	POLAND – 0.5%
1,395	Bank Pekao S.A.	84,795
52,730	PGE S.A.	318,670
12,323	Powszechna Kasa Oszczednosci Bank Polski S.A.	163,651
1,931	Powszechny Zaklad Ubezpieczen S.A.	293,104
25,420	Telekomunikacja Polska S.A.	85,010
		945,230

	PUERTO RICO – 0.1%
7,500	Popular, Inc.*	214,350

	RUSSIAN FEDERATION – 0.4%
7,600	Gazprom OAO - ADR	65,892
2,545	Lukoil OAO - ADR	158,350
15,010	MMC Norilsk Nickel OJSC - ADR	226,351
3,400	Mobile Telesystems OJSC - ADR	71,672
21,378	Rosneft OAO - GDR GDR	153,109
4,614	Tatneft OAO - ADR	170,954
		846,328

	SINGAPORE – 0.6%
4,000	Ascendas Real Estate Investment Trust - REIT	7,070

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	SINGAPORE (Continued)
2,800	Avago Technologies Ltd.	$125,244
4,000	CapitaCommercial Trust - REIT1	4,725
3,000	CapitaLand Ltd.	7,237
4,000	CapitaMall Trust - REIT	6,196
41,000	CapitaMalls Asia Ltd.	66,639
1,000	City Developments Ltd.	7,954
36,000	ComfortDelGro Corp. Ltd.	56,332
8,000	DBS Group Holdings Ltd.	109,527
11,400	Flextronics International Ltd.*	86,412
12,000	Global Logistic Properties Ltd.	28,161
25,000	Hutchison Port Holdings Trust - Class U	16,998
640	Keppel - REIT	603
8,000	Keppel Corp. Ltd.1	72,060
6,000	Keppel Land Ltd.	16,802
7,000	Oversea-Chinese Banking Corp. Ltd.	58,226
2,000	Sembcorp Industries Ltd.	8,601
8,000	Sembcorp Marine Ltd.1	28,280
5,000	Singapore Airlines Ltd.	41,657
2,000	Singapore Exchange Ltd.	11,515
7,000	Singapore Press Holdings Ltd.1	23,748
3,000	Singapore Technologies Engineering Ltd.	9,653
28,000	Singapore Telecommunications Ltd.	82,916
7,000	StarHub Ltd.	23,708
5,000	United Overseas Bank Ltd.	83,323
1,000	UOL Group Ltd.	4,948
16,000	Wilmar International Ltd.	44,831
53,000	Yangzijiang Shipbuilding Holdings Ltd.	49,160
		1,082,526

	SOUTH AFRICA – 2.6%
7,789	Aspen Pharmacare Holdings Ltd.	200,333
4,798	Barclays Africa Group Ltd.	63,894
10,646	Bidvest Group Ltd.	267,156
83,993	FirstRand Ltd.	278,059
3,861	Kumba Iron Ore Ltd.	150,373
117,438	Life Healthcare Group Holdings Ltd.	471,630
21,944	Mr Price Group Ltd.	333,066
19,587	MTN Group Ltd.	380,092
2,321	Naspers Ltd. - N Shares	220,852
20,389	Nedbank Group Ltd.	420,670
15,406	Remgro Ltd.	293,348
37,764	Sanlam Ltd.	190,673
510	Sasol Ltd.	25,179
20,685	Shoprite Holdings Ltd.	362,329

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	SOUTH AFRICA (Continued)
33,407	Standard Bank Group Ltd.	$394,688
6,703	Steinhoff International Holdings Ltd.	26,539
7,823	Tiger Brands Ltd.	217,480
14,092	Vodacom Group Ltd.	168,056
66,971	Woolworths Holdings Ltd.	485,471
		4,949,888

	SOUTH KOREA – 2.6%
325	Amorepacific Corp.*	293,891
3,208	Cheil Industries, Inc.	276,166
1,960	Daelim Industrial Co., Ltd.	185,958
2,190	Daewoo International Corp.	80,483
588	E-Mart Co., Ltd.	149,622
2,018	Hyundai Glovis Co., Ltd.	449,766
419	Hyundai Mobis	121,529
241	Hyundai WIA Corp.	43,226
13,300	Kangwon Land, Inc.	416,921
2,481	Kia Motors Corp.	141,505
14,600	KT Corp.	464,749
3,166	KT&G Corp.	234,759
742	LG Chem Ltd.	203,561
7,400	LG Display Co., Ltd.*	170,568
306	LG Household & Health Care Ltd.	157,261
34,800	LG Uplus Corp.*	344,837
410	NAVER Corp.*	267,790
41	Orion Corp.	34,928
67	POSCO	20,737
1,706	Samsung C&T Corp.	101,778
1,119	Samsung Electro-Mechanics Co., Ltd.	86,422
229	Samsung Electronics Co., Ltd.	323,129
214	Samsung Engineering Co., Ltd.	12,709
327	Samsung Fire & Marine Insurance Co., Ltd.	80,441
387	Samsung Techwin Co., Ltd.	20,726
1,608	SK Telecom Co., Ltd.	343,887
		5,027,349

	SPAIN – 0.7%
5,057	ACS Actividades de Construccion y Servicios S.A.	163,293
11,911	Banco Bilbao Vizcaya Argentaria S.A.	141,898
23,031	Banco Santander SA	204,682
3,115	Duro Felguera S.A.*	19,971
628	Ebro Foods S.A.	14,456
40,496	Ence Energia y Celulosa S.A	164,476
2,862	Gamesa Corp. Tecnologica S.A.*	28,185
19,535	Gas Natural SDG S.A.	486,088

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	SPAIN (Continued)
11,352	Iberdrola S.A.	$72,265
19,367	Sacyr S.A.*	102,783
		1,398,097

	SWEDEN – 0.8%
454	AarhusKarlshamn A.B.	27,891
141	Axfood A.B.	7,118
4,669	Bilia A.B. - A Shares	112,528
1,596	Castellum A.B.	24,138
3,558	Electrolux A.B.	86,498
1,146	Fabege A.B.	13,184
1,160	Hufvudstaden A.B. - A Shares	15,030
654	ICA Gruppen A.B.*	19,791
2,497	Intrum Justitia A.B.*	63,553
1,112	Investor A.B. - B Shares	36,275
999	Kungsleden A.B.	6,870
6,243	Loomis A.B. - Class B	148,423
392	Lundbergforetagen A.B. - B Shares	16,371
39,643	SAS A.B.*	110,923
7,251	Skandinaviska Enskilda Banken A.B. - Class A	87,868
10,833	Svenska Cellulosa A.B. SCA - Class B	315,894
6,625	Swedish Match A.B.	205,746
15,995	Telefonaktiebolaget LM Ericsson - B Shares	199,381
499	Trelleborg A.B. - B Shares	9,687
890	Wallenstam A.B. - B Shares	12,451
680	Wihlborgs Fastigheter A.B.*	11,753
		1,531,373

	SWITZERLAND – 2.5%
1,412	Actelion Ltd.	117,527
766	Adecco S.A.	58,928
4,800	Allied World Assurance Co. Holdings A.G.	540,720
141	Allreal Holding A.G.1	19,574
565	Baloise Holding A.G.	66,573
743	Basilea Pharmaceutica	86,397
229	Bucher Industries A.G.	62,350
4,188	Credit Suisse Group A.G.	124,979
145	Forbo Holding A.G.	116,631
4,400	Foster Wheeler A.G.*	133,452
739	GAM Holding A.G.	13,543
85	Georg Fischer A.G.*	58,503
243	Givaudan S.A.	342,545
222	Helvetia Holding A.G.1	103,731
6,075	Logitech International S.A.	69,365
57	Mobimo Holding A.G.	12,099

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	SWITZERLAND (Continued)
2,427	Nestle S.A.	$177,038
8,401	Novartis A.G.	664,147
1,933	OC Oerlikon Corp. A.G.	28,004
403	PSP Swiss Property A.G.	34,553
3,377	Roche Holding A.G.	941,878
39	Sika A.G.	128,025
1,333	Sulzer A.G.	206,996
492	Swiss Life Holding A.G.*	101,624
5,800	TE Connectivity Ltd.	305,776
7,799	UBS A.G.	148,316
104	Valora Holding A.G.1	25,557
		4,688,831

	TAIWAN – 1.6%
12,650	Cheng Shin Rubber Industry Co., Ltd.	33,103
147,000	Chunghwa Telecom Co., Ltd.*	460,799
95,000	Compal Electronics, Inc.	71,796
83,000	Evergreen Marine Corp. Taiwan Ltd.*	49,035
46,000	Everlight Electronics Co., Ltd.*	85,829
78,280	Far Eastern Department Stores Ltd.	79,850
184,000	Far EasTone Telecommunications Co., Ltd.	394,561
61,950	Foxconn Technology Co., Ltd.	146,819
70,400	Hon Hai Precision Industry Co., Ltd.	185,390
16,000	HTC Corp.	81,621
5,000	Largan Precision Co., Ltd.*	177,585
6,000	Novatek Microelectronics Corp.*	24,172
94,940	Realtek Semiconductor Corp.	230,048
34,000	Richtek Technology Corp.	157,885
132,000	Taiwan Mobile Co., Ltd.*	432,527
6,600	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR1	117,018
114,480	Uni-President Enterprises Corp.*	204,075
133,350	Wistron Corp.	119,664
		3,051,777

	THAILAND – 0.6%
46,300	Advanced Info Service PCL	328,355
9,200	Bangkok Bank PCL	53,879
373,100	CP ALL PCL	473,531
55,100	PTT Global Chemical PCL*	130,761
21,000	PTT PCL	192,871
		1,179,397

	TURKEY – 0.4%
52,185	KOC Holding AS	245,903
10,207	Turk Hava Yollari*	37,683

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	TURKEY (Continued)
115,842	Turk Telekomunikasyon AS	$374,883
19,175	Turkcell Iletisim Hizmetleri AS*	116,467
		774,936

	UNITED KINGDOM – 5.3%
55,752	3i Group PLC	337,089
5,080	Abcam PLC	39,579
6,924	Afren PLC*	18,441
2,373	Alent PLC	13,128
4,483	Antofagasta PLC	58,025
2,100	Aon PLC	171,444
19,745	ARM Holdings PLC	326,697
11,955	Associated British Foods PLC	448,109
5,976	Babcock International Group PLC	128,007
3,238	Bank of Georgia Holdings PLC	120,066
3,569	Barclays PLC	15,821
8,334	Barratt Developments PLC	44,811
4,907	BBA Aviation PLC	26,211
2,594	Bellway PLC	61,129
1,438	Berendsen PLC	21,661
2,642	Berkeley Group Holdings PLC	101,675
4,040	Betfair Group PLC	68,918
4,671	BHP Billiton PLC	141,750
1,138	Big Yellow Group PLC - REIT	8,910
6,007	Blinkx PLC*1	19,628
3,581	Bodycote PLC	35,216
635	Bovis Homes Group PLC	8,082
29,680	BP PLC	233,484
2,281	British Land Co. PLC - REIT	22,787
28,083	British Sky Broadcasting Group PLC	376,464
2,341	Britvic PLC	25,886
91,401	BT Group PLC	558,207
16,199	Cable & Wireless Communications PLC	12,623
3,725	Cairn Energy PLC*	16,742
5,768	Capital & Counties Properties PLC	31,179
41,186	Centrica PLC	227,858
1,331	Cineworld Group PLC	8,098
4,335	Close Brothers Group PLC	95,461
21,844	CSR PLC	179,164
1,804	Daily Mail & General Trust PLC	26,992
7,058	Dairy Crest Group PLC	59,626
823	Derwent London PLC - REIT	32,628
454	Dignity PLC	9,948
969	Diploma PLC	11,095

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
246,227	Dixons Retail PLC*	$206,558
948	Domino Printing Sciences PLC	10,924
3,314	Drax Group PLC	37,478
7,001	DS Smith PLC	34,918
789	Dunelm Group PLC	11,615
6,371	easyJet PLC	148,096
7,787	EnQuest PLC*	17,521
4,060	Enterprise Inns PLC*	9,160
318	Fidessa Group PLC	10,982
396	Genus PLC	8,049
318	Go-Ahead Group PLC*	8,523
3,937	Grainger PLC	12,930
3,103	Great Portland Estates PLC - REIT	29,529
1,709	Greene King PLC	24,378
11,618	Halfords Group PLC	92,575
1,728	Hammerson PLC - REIT	14,417
5,830	Hansteen Holdings PLC - REIT	10,186
13,772	Hays PLC	27,911
370	Hikma Pharmaceuticals PLC	7,293
13,724	Homeserve PLC	57,530
63,588	HSBC Holdings PLC	710,351
6,083	ICAP PLC	41,172
3,093	IG Group Holdings PLC	29,574
2,765	IMI PLC	66,297
6,401	Intermediate Capital Group PLC	44,438
7,595	International Personal Finance PLC	73,677
1,105	Interserve PLC	11,802
31,975	Investec PLC	225,484
2,068	ITE Group PLC	10,418
12,505	ITV PLC	38,834
803	Jardine Lloyd Thompson Group PLC	13,455
810	JD Wetherspoon PLC	9,446
1,828	Kazakhmys PLC	7,090
2,647	Keller Group PLC	45,882
1,905	Land Securities Group PLC - REIT	29,684
71,098	Lloyds Banking Group PLC*	89,891
3,484	Londonmetric Property PLC - REIT	7,405
7,193	Marks & Spencer Group PLC	57,249
1,261	Millennium & Copthorne Hotels PLC	12,059
11,924	Mitchells & Butlers PLC*	80,510
3,239	Mondi PLC	53,182
4,744	Next PLC	426,732
3,034	Ophir Energy PLC*	16,741
28,014	Pace PLC	144,724

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
3,037	Pennon Group PLC	$32,020
4,881	Persimmon PLC	92,541
1,584	Premier Foods PLC*	3,157
4,583	Premier Oil PLC	23,348
1,755	PZ Cussons PLC	11,321
3,569	QinetiQ Group PLC	12,696
4,921	Reckitt Benckiser Group PLC	394,915
8,879	Restaurant Group PLC	83,747
841	Rightmove PLC	34,898
2,937	Rio Tinto PLC	156,019
1,793	Rockhopper Exploration PLC*	4,235
10,271	Royal Dutch Shell PLC - A Shares	343,542
7,051	Royal Dutch Shell PLC - B Shares	247,020
1,087	Savills PLC	11,565
1,844	Schroders PLC	74,281
6,352	Serco Group PLC	47,355
2,294	Shaftesbury PLC - REIT*	23,107
27,062	SIG PLC	94,978
3,532	Smith & Nephew PLC	47,079
1,351	Soco International PLC	8,837
1,706	St. Modwen Properties PLC	9,968
9,614	Stagecoach Group PLC	57,479
6,485	Standard Life PLC	37,222
507	Synergy Health PLC	8,787
2,250	Synthomer PLC	8,510
3,106	TalkTalk Telecom Group PLC	13,820
458	Telecom Plus PLC	14,079
15,224	Thomas Cook Group PLC*	43,217
3,031	Travis Perkins PLC	88,962
29,520	TUI Travel PLC	177,214
2,798	Unilever PLC	113,062
1,586	Unite Group PLC*	10,317
129,811	Vodafone Group PLC	481,404
4,498	WH Smith PLC*	69,609
57	Whitbread PLC	3,322
3,378	WS Atkins PLC	74,222
		10,127,164

	UNITED STATES – 44.4%
5,900	8x8, Inc.*	61,478
4,500	A Schulman, Inc.	153,900
7,400	AAR Corp.	231,028
17,200	Abbott Laboratories	656,868
200	Abercrombie & Fitch Co. - Class A	6,856

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
19,300	Achillion Pharmaceuticals, Inc.*1 2	$66,778
35,700	Activision Blizzard, Inc.	614,397
2,600	Advanced Energy Industries, Inc.*	61,932
2,900	AECOM Technology Corp.*	84,274
2,800	Aetna, Inc.	193,004
1,900	AFC Enterprises, Inc.*	82,821
3,700	Affymetrix, Inc.*	31,413
2,900	Albany International Corp. - Class A	106,604
1,800	Alexandria Real Estate Equities, Inc. - REIT	113,868
600	Alexion Pharmaceuticals, Inc.*	74,700
3,400	Alliant Techsystems, Inc.	412,182
5,700	Allstate Corp.	309,339
3,900	Altra Industrial Motion Corp.	118,482
9,100	Altria Group, Inc.	336,518
1,000	Amazon.com, Inc.*	393,620
300	AMERCO*	69,519
2,000	American Capital Agency Corp. - REIT	40,760
12,500	American Capital Ltd.*	191,250
2,500	American Eagle Outfitters, Inc.	40,675
6,000	American Electric Power Co., Inc.	282,360
1,600	American Financial Group, Inc.	92,256
3,900	American International Group, Inc.	194,025
11,400	American States Water Co.1 2	332,652
2,000	American Tower Corp. - REIT	155,540
700	Ameriprise Financial, Inc.	75,775
6,500	AmerisourceBergen Corp.	458,445
8,000	Amgen, Inc.	912,640
2,500	Anadarko Petroleum Corp.	222,050
2,500	Andersons, Inc.	212,675
600	ANN, Inc.*	21,402
3,500	Annaly Capital Management, Inc. - REIT	35,560
1,900	Apogee Enterprises, Inc.	68,058
3,200	Apollo Education Group, Inc.*2	84,128
1,500	Apple, Inc.	834,105
23,700	Archer-Daniels-Midland Co.	953,925
700	Arctic Cat, Inc.1	39,389
15,600	Ares Capital Corp.1 2	286,728
5,500	Arkansas Best Corp.	178,970
10,100	Arlington Asset Investment Corp. - Class A	269,771
8,800	Arrow Electronics, Inc.*	451,792
900	Arthur J. Gallagher & Co.	41,886
480	Ashford Hospitality Prime, Inc. - REIT*	9,821
2,400	Ashford Hospitality Trust, Inc. - REIT	19,704
3,700	Assurant, Inc.	240,278

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
6,900	AT&T, Inc.	$242,949
400	Atmos Energy Corp.	17,780
1,500	Autodesk, Inc.*	67,875
400	AvalonBay Communities, Inc. - REIT	47,424
2,900	AVANIR Pharmaceuticals, Inc. - Class A*1 2	12,876
6,800	Avery Dennison Corp.1 2	332,520
1,500	Avnet, Inc.	59,850
15,200	Bank of America Corp.	240,464
10,700	Bank of New York Mellon Corp.	360,590
1,000	Banner Corp.	43,460
4,500	Belo Corp. - Class A	61,785
5,300	Best Buy Co., Inc.	214,915
400	BlackRock, Inc.	121,100
700	Blount International, Inc.*	10,143
2,200	Boeing Co.	295,350
1,600	BOK Financial Corp.	101,280
6,100	Booz Allen Hamilton Holding Corp.	106,689
700	Boston Properties, Inc. - REIT	69,643
62,500	Boston Scientific Corp.*	723,750
2,600	Bravo Brio Restaurant Group, Inc.*	41,522
1,000	Bristow Group, Inc.	80,200
2,300	Broadcom Corp. - Class A	61,387
700	Broadridge Financial Solutions, Inc.	26,705
15,100	Brocade Communications Systems, Inc.*	132,729
7,000	Brooks Automation, Inc.	73,990
900	Brown & Brown, Inc.	28,458
7,700	Brown Shoe Co., Inc.	198,121
9,000	CA, Inc.	297,000
3,300	Cabot Oil & Gas Corp.2	113,685
5,700	California Water Service Group	130,302
23,800	Cambrex Corp.*	464,100
1,400	Capella Education Co.*	92,008
7,100	Cardinal Health, Inc.	458,660
12,500	CareFusion Corp.*	498,125
700	Carlisle Cos., Inc.	51,457
4,500	Celgene Corp.*	727,965
3,100	Century Aluminum Co.*	27,900
900	CF Industries Holdings, Inc.	195,642
3,600	Chemtura Corp.*	95,040
2,500	Chesapeake Lodging Trust - REIT	59,675
6,300	Chevron Corp.	771,372
1,800	Chico's FAS, Inc.	33,642
7,800	Chimera Investment Corp. - REIT2	23,010
1,400	Chiquita Brands International, Inc.*	14,798

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
2,900	Cigna Corp.	$253,605
4,100	Cimarex Energy Co.	387,778
1,100	Cinemark Holdings, Inc.	36,289
2,400	CIRCOR International, Inc.	190,392
22,400	Cisco Systems, Inc.	476,000
20,100	Citigroup, Inc.	1,063,692
900	CME Group, Inc.	73,755
1,700	CNO Financial Group, Inc.	28,764
11,600	Coca-Cola Co.	466,204
700	Cognizant Technology Solutions Corp. - Class A*	65,723
1,500	Comcast Corp.	72,225
6,400	Comcast Corp. - Class A	319,168
7,100	Comerica, Inc.	321,985
500	Computer Programs & Systems, Inc.	30,760
12,300	Computer Sciences Corp.	647,226
1,600	Compuware Corp.	17,584
3,800	comScore, Inc.*	103,398
2,100	CONMED Corp.	85,491
300	Cooper Cos., Inc.1 2	39,522
600	Cooper Tire & Rubber Co	14,760
900	CoreLogic, Inc.*	31,707
6,535	Corrections Corp. of America - REIT	217,942
14,200	Cousins Properties, Inc. - REIT	152,082
100	Cracker Barrel Old Country Store, Inc.	10,849
300	Crane Co.	18,693
5,000	Cray, Inc.*	119,050
1,000	Credit Acceptance Corp.*	129,150
3,100	Crocs, Inc.*	42,780
9,500	CSG Systems International, Inc.	274,265
500	Cummins, Inc.	66,180
1,800	CVR Energy, Inc.	71,064
16,000	CVS Caremark Corp.	1,071,360
700	Cynosure, Inc. - Class A*	18,123
1,100	Deere & Co.	92,664
1,600	Delek U.S. Holdings, Inc.	48,416
1,600	DIRECTV*	105,776
4,600	Discover Financial Services	245,180
1,600	DISH Network Corp. - Class A	86,656
500	DST Systems, Inc.	44,150
2,900	DTE Energy Co.	193,546
2,000	Duke Energy Corp.	139,920
500	DXP Enterprises, Inc.*	48,990
1,300	Dycom Industries, Inc.*	36,790
5,700	Edison International	263,397

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
13,100	Electronic Arts, Inc.*	$290,558
8,800	Eli Lilly & Co.	441,936
1,100	EMCOR Group, Inc.	43,703
9,800	Emergent Biosolutions, Inc.*	220,010
2,100	Emerson Electric Co.	140,679
900	Encore Capital Group, Inc.*	42,921
4,700	Endo Health Solutions, Inc.*	315,793
3,800	EnerNOC, Inc.*	65,170
1,600	EPAM Systems, Inc.*	56,752
1,800	EPL Oil & Gas, Inc.*	51,570
600	Equity Lifestyle Properties, Inc. - REIT	21,300
1,200	Equity Residential - REIT	61,848
300	Essex Property Trust, Inc. - REIT	45,543
400	Esterline Technologies Corp.*	35,208
20,800	Exelis, Inc.	367,536
7,800	Express Scripts Holding Co.*	525,330
2,400	Express, Inc.*	59,064
2,900	Extra Space Storage, Inc. - REIT	121,568
19,000	Exxon Mobil Corp.	1,776,120
15,100	Facebook, Inc. - Class A*	709,851
10,700	Fidelity National Information Services, Inc.	542,276
3,700	Fifth Third Bancorp	75,184
1,500	Finisar Corp.*	31,035
3,400	First Commonwealth Financial Corp.	31,824
5,700	First Midwest Bancorp, Inc.	104,652
3,800	First Solar, Inc.*	227,316
400	FleetCor Technologies, Inc.*	48,712
2,400	FLIR Systems, Inc.	71,208
10,300	Ford Motor Co.	175,924
4,600	Forest Oil Corp.*1 2	20,332
12,000	Frontier Communications Corp.1 2	56,160
2,800	FTD Cos., Inc.*	92,344
17,000	GameStop Corp. - Class A	820,250
1,200	Gannett Co., Inc.1 2	32,472
38,400	General Electric Co.	1,023,744
2,300	General Growth Properties, Inc. - REIT	47,725
15,900	Gentiva Health Services, Inc.*	196,365
9,100	Genworth Financial, Inc. - Class A*	137,501
4,000	Geo Group, Inc. - REIT	131,200
8,200	Global Cash Access Holdings, Inc.*	79,950
4,400	Goldman Sachs Group, Inc.	743,336
900	Google, Inc. - Class A*	953,631
600	Greatbatch, Inc.*	24,378
10,900	H&R Block, Inc.	304,001

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
4,700	Hanmi Financial Corp.	$96,632
700	Hatteras Financial Corp. - REIT	11,697
400	Haynes International, Inc.	21,688
1,600	HCP, Inc. - REIT	58,832
1,400	Health Care REIT, Inc. - REIT	78,386
22,083	Hecla Mining Co.1 2	65,145
600	Helmerich & Payne, Inc.	46,200
3,500	Hershey Co.	339,115
6,700	Hess Corp.	543,571
300	Hewlett-Packard Co.	8,205
2,400	hhgregg, Inc.*	35,760
6,300	Home Depot, Inc.	508,221
3,500	Honeywell International, Inc.	309,785
8,300	Horace Mann Educators Corp.	254,976
2,500	Hospitality Properties Trust - REIT	67,925
2,600	Host Hotels & Resorts, Inc. - REIT	47,866
9,800	Hovnanian Enterprises, Inc. - Class A*1 2	50,274
200	Howard Hughes Corp.*	22,824
3,300	Humana, Inc.	343,167
12,200	Huntington Bancshares, Inc.2	111,996
8,600	Huntsman Corp.	197,198
3,400	IAC/InterActiveCorp	194,514
2,100	ICU Medical, Inc.*	137,939
900	Illinois Tool Works, Inc.	71,622
1,700	Impax Laboratories, Inc.*	40,868
500	Informatica Corp.*	19,405
1,300	Ingram Micro, Inc. - Class A*	30,472
2,300	Ingredion, Inc.	159,068
12,600	Inland Real Estate Corp. - REIT1 2	136,584
3,700	Innospec, Inc.	180,227
3,200	Insight Enterprises, Inc.*	77,024
4,900	Insperity, Inc.	172,725
4,400	Intel Corp.	104,896
1,500	International Business Machines Corp.	269,520
1,200	International Paper Co.	55,980
1,400	Invacare Corp.	31,360
1,000	Invesco Mortgage Capital, Inc. - REIT	15,100
5,600	Investment Technology Group, Inc.*	109,704
5,100	ITT Educational Services, Inc.*	198,849
1,300	Jabil Circuit, Inc.	26,351
11,200	James River Coal Co.*1 2	16,016
2,700	JM Smucker Co.	281,448
8,600	Johnson & Johnson	814,076
300	Jones Lang LaSalle, Inc.	29,316

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
13,700	JPMorgan Chase & Co.	$783,914
4,700	Kelly Services, Inc. - Class A	109,228
53,600	KeyCorp	683,400
4,700	Kforce, Inc.	94,846
4,600	Kimberly-Clark Corp.	502,136
1,600	Kimco Realty Corp. - REIT	32,992
7,600	KLA-Tencor Corp.	485,412
1,500	Koppers Holdings, Inc.	71,070
700	Kraton Performance Polymers, Inc.*	16,303
6,000	Krispy Kreme Doughnuts, Inc.*	152,280
1,400	Kroger Co.	58,450
1,700	Kulicke & Soffa Industries, Inc.*	21,454
500	L-3 Communications Holdings, Inc.	51,730
900	La-Z-Boy, Inc.1 2	26,334
10,200	Lattice Semiconductor Corp.*	56,814
2,100	Lear Corp.	174,111
800	Lender Processing Services, Inc.2	28,088
2,000	Leucadia National Corp.	57,320
600	Life Technologies Corp.*	45,420
600	LifePoint Hospitals, Inc.*	30,738
900	Lincoln Electric Holdings, Inc.	64,332
2,800	LinkedIn Corp. - Class A*	627,284
4,700	Loral Space & Communications, Inc.*	370,971
29,600	LSI Corp.	238,872
900	LTC Properties, Inc. - REIT	34,659
2,800	M&T Bank Corp.	323,008
1,600	Macquarie Infrastructure Co. LLC	87,248
7,600	Macy's, Inc.	404,776
15,600	Magnachip Semiconductor Corp.*	316,680
1,000	Manpowergroup, Inc.	79,930
9,800	Marathon Oil Corp.	353,192
2,000	Marathon Petroleum Corp.	165,480
900	Marriott Vacations Worldwide Corp.*	47,016
100	MasterCard, Inc. - Class A	76,081
700	Materion Corp.	20,132
9,600	Maxim Integrated Products, Inc.	273,408
4,200	McKesson Corp.	696,738
800	Medifast, Inc.*	21,672
17,100	Medtronic, Inc.	980,172
4,900	Mentor Graphics Corp.	110,373
19,300	Merck & Co., Inc.	961,719
15,700	Meritor, Inc.*	125,129
12,500	MetLife, Inc.	652,375
2,700	MFA Financial, Inc. - REIT	19,683

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
32,900	Microsoft Corp.2	$1,254,477
3,900	Monsanto Co.	441,987
3,000	Monster Worldwide, Inc.*1 2	16,890
300	Movado Group, Inc.	13,656
900	MSCI, Inc.*	39,951
1,400	Mueller Industries, Inc.1 2	85,512
1,900	Mueller Water Products, Inc. - Class A	16,359
4,000	Multimedia Games Holding Co., Inc.*	116,000
1,500	Murphy Oil Corp.1 2	97,395
7,100	MYR Group, Inc.*	180,411
700	Myriad Genetics, Inc.*1 2	20,825
700	National Health Investors, Inc. - REIT	41,209
500	National Retail Properties, Inc. - REIT	15,875
9,000	Nelnet, Inc. - Class A	405,000
800	Netscout Systems, Inc.*	24,344
9,900	New Mountain Finance Corp.2	149,193
1,400	New York Times Co. - Class A	19,544
1,900	Newcastle Investment Corp. - REIT	10,431
4,700	Newell Rubbermaid, Inc.	142,645
1,400	Newmont Mining Corp.	34,762
3,200	Newpark Resources, Inc.*	38,592
4,400	News Corp.*	79,024
8,900	Northrop Grumman Corp.	1,002,852
2,300	NV Energy, Inc.	54,395
3,600	Occidental Petroleum Corp.	341,856
1,700	Oceaneering International, Inc.	131,223
100	Ocwen Financial Corp.*	5,666
1,800	Oil States International, Inc.*	184,230
1,500	Omnicare, Inc.	85,920
4,200	Oracle Corp.	148,218
5,600	OraSure Technologies, Inc.*	34,440
3,500	Oshkosh Corp.	170,625
7,200	Owens-Illinois, Inc.*	237,600
400	Packaging Corp. of America	24,504
5,100	Patterson-UTI Energy, Inc.1 2	118,881
22,700	PDL BioPharma, Inc.1 2	221,779
1,100	Pennsylvania Real Estate Investment Trust - REIT	19,789
4,400	PepsiCo, Inc.	371,624
4,900	PetMed Express, Inc.	77,322
1,700	PetSmart, Inc.	125,987
23,285	Pfizer, Inc.	738,833
3,100	PG&E Corp.	125,147
11,000	PharMerica Corp.*	248,380
5,000	Phillips 66	348,050

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
1,500	Piedmont Office Realty Trust, Inc. - Class A - REIT1 2	$24,570
12,600	Pilgrim's Pride Corp.*	206,388
3,400	Pioneer Energy Services Corp.*	24,548
700	Piper Jaffray Cos.*	26,614
3,400	PNC Financial Services Group, Inc.	261,630
1,000	Post Properties, Inc. - REIT	42,860
900	Potlatch Corp. - REIT	35,865
1,700	PPG Industries, Inc.	312,902
3,200	Primerica, Inc.	137,696
15,800	Procter & Gamble Co.	1,330,676
1,700	Prologis, Inc. - REIT	64,481
10,600	Prospect Capital Corp.2	120,946
3,400	Prudential Financial, Inc.	301,784
700	Public Storage - REIT	106,890
200	Quaker Chemical Corp.	16,208
1,300	Questcor Pharmaceuticals, Inc.1 2	75,413
47,100	Quicksilver Resources, Inc.*1 2	137,532
11,600	Ramco-Gershenson Properties Trust - REIT	185,600
900	Raymond James Financial, Inc.	43,362
5,900	Raytheon Co.	523,212
4,800	Reinsurance Group of America, Inc.	359,904
4,300	Reliance Steel & Aluminum Co.	316,179
4,300	Responsys, Inc.*	72,713
25,900	Rite Aid Corp.*	153,328
1,000	Rogers Corp.*	62,810
5,100	Rovi Corp.*	93,840
6,400	Sabra Health Care REIT, Inc. - REIT1 2	170,752
2,600	Sanmina Corp.*	40,248
7,900	Santarus, Inc.*	254,222
400	SEACOR Holdings, Inc.2	37,220
5,300	Select Medical Holdings Corp.	45,898
3,900	Senior Housing Properties Trust - REIT	88,335
7,100	Service Corp. International	128,297
17,200	Silicon Graphics International Corp.*	229,104
20,400	Silicon Image, Inc.*	110,568
1,500	Simon Property Group, Inc. - REIT	224,775
400	Sinclair Broadcast Group Inc - Class A	13,128
17,000	SLM Corp.2	453,050
9,300	Smith & Wesson Holding Corp.*1 2	109,926
400	Solera Holdings, Inc.	26,700
3,800	Sonic Corp.*	75,202
4,800	Sonus Networks, Inc.*1 2	13,968
800	Sovran Self Storage, Inc. - REIT	53,392
7,500	Spansion, Inc. - Class A*	92,925

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
3,200	Spirit Aerosystems Holdings, Inc. - Class A*	$104,448
2,224	Sprint Corp.*	18,659
2,600	SPX Corp.2	246,064
2,200	St. Jude Medical, Inc.	128,524
5,400	STAG Industrial, Inc. - REIT	117,072
4,800	Stamps.com, Inc.*	221,136
4,900	Standard Motor Products, Inc.	170,128
1,000	Starwood Property Trust, Inc. - REIT2	27,870
5,400	Starz - Class A*	152,712
2,000	Steel Dynamics, Inc.	36,440
2,000	Steelcase, Inc. - Class A	32,660
1,400	Stewart Information Services Corp.1 2	44,604
3,200	Stone Energy Corp.*	105,856
4,500	Stryker Corp.	334,890
4,200	Summit Hotel Properties, Inc. - REIT	38,136
2,700	SunCoke Energy, Inc.*	61,209
3,000	Superior Energy Services, Inc.* 2	76,440
14,200	Symantec Corp.	319,358
6,500	Symetra Financial Corp.	124,605
300	Syntel, Inc.	26,511
1,100	Taubman Centers, Inc. - REIT	71,918
300	Tech Data Corp.*	15,552
600	Techne Corp.	51,324
1,100	Telephone & Data Systems, Inc.2	30,591
12,600	Tellabs, Inc.1	30,870
1,200	Terex Corp.*	43,584
900	Tesla Motors, Inc.*1 2	114,552
1,100	Tesoro Corp.	64,493
2,000	TETRA Technologies, Inc.*1 2	24,680
3,200	TIBCO Software, Inc.*	77,344
3,800	Time Warner Cable, Inc.	525,236
3,800	Time Warner, Inc.	249,698
2,500	Timken Co.	129,400
8,000	Travelers Cos., Inc.1 2	725,920
4,300	Travelzoo, Inc.*1 2	92,364
600	Trex Co., Inc.*	43,434
2,700	TrueBlue, Inc.*	68,958
1,500	Tupperware Brands Corp.1 2	137,010
7,100	Tutor Perini Corp.*	173,879
31,200	Tyson Foods, Inc. - Class A2	988,728
200	UniFirst Corp.	20,448
2,400	Unisys Corp.*	65,928
1,999	United Online, Inc.2	31,646
1,100	United Therapeutics Corp.*1 2	101,541

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCK (Continued)
	UNITED STATES (Continued)
4,900	UnitedHealth Group, Inc.2	$364,952
1,800	Universal Health Services, Inc. - Class B	148,374
13,000	Unum Group	436,410
4,300	USANA Health Sciences, Inc.*2	314,373
13,100	Vaalco Energy, Inc.*	79,255
100	Valmont Industries, Inc.	14,471
1,100	Ventas, Inc. - REIT	62,513
9,300	Verizon Communications, Inc.	461,466
2,200	Vertex Pharmaceuticals, Inc.*	152,724
3,600	Viacom, Inc. - Class B2	288,612
5,000	Viad Corp.	135,000
1,500	ViewPoint Financial Group, Inc.	38,070
100	Virtus Investment Partners, Inc.*	20,780
1,800	Visa, Inc. - Class A2	366,228
1,300	Visteon Corp.*	102,232
20,000	Vonage Holdings Corp.*2	66,200
600	Vornado Realty Trust - REIT	52,758
6,300	Wal-Mart Stores, Inc.	510,363
5,000	Walgreen Co.	296,000
3,500	Walt Disney Co.	246,890
1,300	Waste Management, Inc.2	59,384
1,400	Webster Financial Corp.	41,272
1,000	WellPoint, Inc.2	92,880
29,100	Wells Fargo & Co.	1,280,982
9,400	Western Digital Corp.	705,376
3,200	Western Refining, Inc.	125,024
2,000	Westlake Chemical Corp.	225,160
2,000	Weyerhaeuser Co. - REIT	60,260
1,600	Worthington Industries, Inc.2	67,088
300	WR Grace & Co.*	28,809
5,800	Xerox Corp.2	66,004
21,700	Yahoo!, Inc.*	802,466
		84,512,525

	VIRGIN ISLANDS (BRITISH) – 0.0%
800	Michael Kors Holdings Ltd.*	65,240

	TOTAL COMMON STOCK (Cost $161,096,209)	180,438,089

	PREFERRED STOCK – 0.5%
	BRAZIL – 0.2%
68,200	Eletropaulo Metropolitana S.A.	276,175
8,100	Lojas Americanas S.A.	55,130
		331,305

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	PREFERRED STOCK (Continued)
	GERMANY – 0.3%
1,787	Henkel A.G. & Co. KGaA	$202,115
4,728	Porsche Automobil Holding S.E.	480,034
		682,149

	TOTAL PREFERRED STOCK (Cost $815,940)	1,013,454

Number of Contracts		Value

	PURCHASED OPTIONS – 0.2%
	PURCHASED CALL OPTIONS – 0.0%
	S&P 500 Index
83	Exercise Price: $1,915, Expiration Date: December 21, 2013	2,490
	S&P 500 Index - FLEX
85	Exercise Price: $1,880, Expiration Date: December 2, 2013	—
85	Exercise Price: $1,885, Expiration Date: December 4, 2013	1
85	Exercise Price: $1,890, Expiration Date: December 9, 2013	25
85	Exercise Price: $1,880, Expiration Date: December 11, 2013	680
79	Exercise Price: $1,915, Expiration Date: December 16, 2013	219
84	Exercise Price: $1,910, Expiration Date: December 18, 2013	710
83	Exercise Price: $1,930, Expiration Date: December 23, 2013	339
83	Exercise Price: $1,930, Expiration Date: December 26, 2013	1,372
	S&P 500 Index - Weekly
85	Exercise Price: $1,880, Expiration Date: December 6, 2013	1,275
83	Exercise Price: $1,910, Expiration Date: December 13, 2013	1,660
82	Exercise Price: $1,930, Expiration Date: December 27, 2013	2,460
		11,231

	PURCHASED PUT OPTIONS – 0.2%
	iShares MSCI EAFE Index Fund
1,280	Exercise Price: $58, Expiration Date: January 18, 2014	11,520
	iShares MSCI EAFE Index Fund - FLEX
1,340	Exercise Price: $54, Expiration Date: December 4, 2013	—
1,304	Exercise Price: $57, Expiration Date: December 11, 2013	94
1,275	Exercise Price: $58, Expiration Date: December 18, 2013	1,010
1,275	Exercise Price: $59, Expiration Date: December 27, 2013	5,751
1,280	Exercise Price: $59, Expiration Date: January 2, 2014	7,155
1,293	Exercise Price: $58, Expiration Date: January 8, 2014	12,239
1,275	Exercise Price: $59, Expiration Date: January 22, 2014	18,636
	iShares MSCI Emerging Markets Index Fund
1,595	Exercise Price: $36, Expiration Date: January 18, 2014	22,330
	iShares MSCI Emerging Markets Index Fund - FLEX
1,624	Exercise Price: $35, Expiration Date: December 4, 2013	13
1,568	Exercise Price: $37, Expiration Date: December 11, 2013	3,361
1,577	Exercise Price: $37, Expiration Date: December 18, 2013	9,311
1,571	Exercise Price: $38, Expiration Date: December 27, 2013	16,298

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS (Continued)
	PURCHASED PUT OPTIONS (Continued)
1,605	Exercise Price: $36, Expiration Date: January 2, 2014	$12,247
1,660	Exercise Price: $35, Expiration Date: January 8, 2014	13,519
1,607	Exercise Price: $36, Expiration Date: January 22, 2014	26,292
	iShares Russell 2000 Index Fund
383	Exercise Price: $97, Expiration Date: January 18, 2014	8,426
	iShares Russell 2000 Index Fund - FLEX
404	Exercise Price: $89, Expiration Date: December 4, 2013	1
389	Exercise Price: $94, Expiration Date: December 11, 2013	109
382	Exercise Price: $98, Expiration Date: December 18, 2013	1,229
384	Exercise Price: $96, Expiration Date: December 27, 2013	1,667
386	Exercise Price: $97, Expiration Date: January 2, 2014	2,640
382	Exercise Price: $98, Expiration Date: January 8, 2014	7,959
372	Exercise Price: $100, Expiration Date: January 22, 2014	11,088
	S&P 500 Index
83	Exercise Price: $1,645, Expiration Date: December 21, 2013	13,363
54	Exercise Price: $1,625, Expiration Date: January 18, 2014	18,900
	S&P 500 Index - FLEX
85	Exercise Price: $1,600, Expiration Date: December 2, 2013	—
59	Exercise Price: $1,450, Expiration Date: December 4, 2013	—
85	Exercise Price: $1,615, Expiration Date: December 4, 2013	15
85	Exercise Price: $1,615, Expiration Date: December 9, 2013	1,863
57	Exercise Price: $1,530, Expiration Date: December 11, 2013	715
85	Exercise Price: $1,600, Expiration Date: December 11, 2013	2,673
79	Exercise Price: $1,645, Expiration Date: December 16, 2013	6,952
56	Exercise Price: $1,580, Expiration Date: December 18, 2013	3,574
84	Exercise Price: $1,635, Expiration Date: December 18, 2013	7,584
83	Exercise Price: $1,650, Expiration Date: December 23, 2013	10,226
83	Exercise Price: $1,640, Expiration Date: December 26, 2013	16,336
55	Exercise Price: $1,595, Expiration Date: December 27, 2013	4,663
55	Exercise Price: $1,605, Expiration Date: January 2, 2014	7,059
55	Exercise Price: $1,605, Expiration Date: January 8, 2014	16,667
54	Exercise Price: $1,645, Expiration Date: January 22, 2014	27,855
	S&P 500 Index - Weekly
85	Exercise Price: $1,610, Expiration Date: December 6, 2013	2,550
83	Exercise Price: $1,640, Expiration Date: December 13, 2013	6,640
82	Exercise Price: $1,650, Expiration Date: December 27, 2013	14,760
		355,290

	TOTAL PURCHASED OPTIONS (Cost $1,041,456)	366,521

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	RIGHTS – 0.0%
13	Telecom Plus PLC*	$86
100	New World Development Co., Ltd.*	—

	TOTAL RIGHTS (Cost $—)	86

	SHORT-TERM INVESTMENTS – 7.3%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN – 2.8%
	Collateral pool allocation3	5,359,781

	MONEY MARKET FUNDS – 4.5%
8,441,888	JPMorgan Prime Money Market Fund - Agency Shares, 0.01%2,4	8,441,888

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,801,669)	13,801,669

	TOTAL INVESTMENTS – 102.8% (Cost $176,755,274)	195,619,819
	Liabilities less other assets – (2.8)%	(5,368,289)

	TOTAL NET ASSETS – 100.0%	$190,251,530

Number of Contracts		Value

	SHORT SECURITIES – (1.2)%
	WRITTEN OPTIONS – (1.2)%
	WRITTEN CALL OPTIONS – (1.1)%
	iShares MSCI EAFE Index Fund
(1,155)	Exercise Price: $67, Expiration Date: December 21, 2013	(41,580)
(1,155)	Exercise Price: $68, Expiration Date: December 21, 2013	(13,860)
(1,520)	Exercise Price: $68, Expiration Date: January 18, 2014	(56,240)
(1,155)	Exercise Price: $69, Expiration Date: January 18, 2014	(21,945)
(1,155)	Exercise Price: $69, Expiration Date: February 22, 2014	(50,820)
	iShares MSCI Emerging Markets Index Fund
(415)	Exercise Price: $43, Expiration Date: January 18, 2014	(35,690)
(815)	Exercise Price: $44, Expiration Date: January 18, 2014	(30,155)
(1,090)	Exercise Price: $45, Expiration Date: January 18, 2014	(29,430)
	iShares Russell 2000 Index Fund
(270)	Exercise Price: $113, Expiration Date: December 21, 2013	(49,950)
(270)	Exercise Price: $114, Expiration Date: December 21, 2013	(34,560)
(270)	Exercise Price: $116, Expiration Date: December 27, 2013	(17,820)
(270)	Exercise Price: $114, Expiration Date: December 31, 2013	(40,770)
(455)	Exercise Price: $115, Expiration Date: December 31, 2013	(47,775)
(270)	Exercise Price: $116, Expiration Date: January 18, 2014	(33,750)
(270)	Exercise Price: $117, Expiration Date: January 18, 2014	(25,920)
	S&P 500 Index
(83)	Exercise Price: $1,830, Expiration Date: December 21, 2013	(62,250)
(35)	Exercise Price: $1,810, Expiration Date: January 18, 2014	(98,175)

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2013 (Unaudited)

Number of Contracts		Value

	SHORT SECURITIES (Continued)
	WRITTEN OPTIONS (Continued)
	WRITTEN CALL OPTIONS (Continued)
(20)	Exercise Price: $1,820, Expiration Date: January 18, 2014	$(43,900)
(76)	Exercise Price: $1,825, Expiration Date: January 18, 2014	(148,200)
(45)	Exercise Price: $1,845, Expiration Date: January 18, 2014	(58,500)
(36)	Exercise Price: $1,850, Expiration Date: January 18, 2014	(38,880)
	S&P 500 Index - FLEX
(85)	Exercise Price: $1,795, Expiration Date: December 2, 2013	(107,785)
(85)	Exercise Price: $1,800, Expiration Date: December 4, 2013	(95,646)
(85)	Exercise Price: $1,805, Expiration Date: December 9, 2013	(96,139)
(85)	Exercise Price: $1,795, Expiration Date: December 11, 2013	(164,264)
(79)	Exercise Price: $1,825, Expiration Date: December 16, 2013	(49,899)
(84)	Exercise Price: $1,825, Expiration Date: December 18, 2013	(60,224)
(83)	Exercise Price: $1,840, Expiration Date: December 23, 2013	(41,726)
(83)	Exercise Price: $1,840, Expiration Date: December 26, 2013	(53,048)
	S&P 500 Index - Quarterly
(20)	Exercise Price: $1,800, Expiration Date: December 31, 2013	(51,000)
(38)	Exercise Price: $1,810, Expiration Date: December 31, 2013	(82,878)
(38)	Exercise Price: $1,835, Expiration Date: December 31, 2013	(34,200)
	S&P 500 Index - Weekly
(85)	Exercise Price: $1,795, Expiration Date: December 6, 2013	(144,925)
(83)	Exercise Price: $1,825, Expiration Date: December 13, 2013	(48,555)
(82)	Exercise Price: $1,840, Expiration Date: December 27, 2013	(62,730)
		(2,073,189)

	WRITTEN PUT OPTIONS – (0.1)%
	S&P 500 Index
(83)	Exercise Price: $1,730, Expiration Date: December 21, 2013	(34,030)
	S&P 500 Index - FLEX
(85)	Exercise Price: $1,685, Expiration Date: December 2, 2013	—
(85)	Exercise Price: $1,700, Expiration Date: December 4, 2013	(245)
(85)	Exercise Price: $1,700, Expiration Date: December 9, 2013	(5,591)
(85)	Exercise Price: $1,685, Expiration Date: December 11, 2013	(5,764)
(79)	Exercise Price: $1,735, Expiration Date: December 16, 2013	(23,172)
(84)	Exercise Price: $1,720, Expiration Date: December 18, 2013	(20,483)
(83)	Exercise Price: $1,740, Expiration Date: December 23, 2013	(40,528)
(83)	Exercise Price: $1,730, Expiration Date: December 26, 2013	(44,861)
	S&P 500 Index - Weekly
(85)	Exercise Price: $1,695, Expiration Date: December 6, 2013	(6,800)
(83)	Exercise Price: $1,725, Expiration Date: December 13, 2013	(18,260)

Aspiriant Risk-Managed Global Equity Fund
SCHEDULE OF INVESTMENTS – Concluded
As of November 30, 2013 (Unaudited)

Number of Contracts		Value

	SHORT SECURITIES (Continued)
	WRITTEN OPTIONS (Continued)
	WRITTEN PUT OPTIONS (Continued)
(82)	Exercise Price: $1,740, Expiration Date: December 27, 2013	$(41,000)
		(240,734)

	TOTAL WRITTEN OPTIONS (Proceeds $2,037,248)	(2,313,923)

	TOTAL SHORT SECURITIES (Proceeds $2,037,248)	$(2,313,923)

*	Non-income producing security.
1	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.
2	All or a portion of this security is held as collateral for securities sold short and futures contracts. At period end, the aggregate market value of those securities was $14,033,397.
3	Cash collateral received as part of the securities lending program.
4	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt
FLEX – Flexible Exchange traded option, representing a customized option
GDR – Global Depository Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Aspiriant Risk-Managed Global Equity Fund
Notes to the Schedule of Investments
November 30, 2013 (Unaudited)

1.	ORGANIZATION

Aspiriant Risk-Managed Global Equity Fund (the “Fund”) is a series of Aspiriant Global Equity Trust (the “Trust”), which was organized on November 22, 2011, as a statutory trust under the laws of the State of Delaware. The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The investment objective of the Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Fund seeks to achieve its investment goal by investing at least 80% of its net assets in the equity securities in companies of any market capitalization. The Fund holds a broad and diverse group of equity securities of companies in countries with developed and emerging markets. The Fund also invests in securities that provide exposure to equity securities.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Fund. The Board of Trustees of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Fund, including the Adviser and sub-advisers.

The Fund has established two classes of shares: Advisor Shares and Institutional Shares. Advisor Shares only have been offered and issued to date.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(a)	Securities Valuations

Securities are valued at market value as of the close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Stock options and stock index options traded on national securities exchanges or on NASDAQ® are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities that mature in less than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days.

Aspiriant Risk-Managed Global Equity Fund
Notes to the Schedule of Investments - Continued
November 30, 2013 (Unaudited)

The values of securities held by the Fund are determined as of the time at which trading in such securities is completed each day. That time, in the case of foreign securities, generally occurs at various times before the close of the NYSE. Trading in securities listed on foreign securities exchanges will be valued at the last sale or, if no sales are reported, at the bid price as of the close of the exchange, subject to possible adjustment. Foreign currency exchange rates are also generally determined before the close of the NYSE. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determinations of such values or exchange rates are made and the close of the NYSE. When such events materially affect the value of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value in accordance with procedures adopted in good faith by the Board. The values of any assets and liabilities initially expressed in foreign currencies will be converted to U.S. dollars based on exchange rates supplied by a quotation service.

The Board oversees the Trust’s Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

(b)	Derivatives

i.	Written Options

Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Aspiriant Risk-Managed Global Equity Fund
Notes to the Schedule of Investments - Continued
November 30, 2013 (Unaudited)

The premium amount and the number of option contracts written by the Fund during the period ended November 30, 2013, were as follows:

Written Options	Number of Contracts	Premium Amount
Call options outstanding at April 4, 2013	-	$-
Put options outstanding at April 4, 2013	-	-
Call options written	74,693	9,953,938
Put options written	7,960	4,874,445
Call options closed	(55,890)	(3,704,360)
Call options assigned	(3,448)	(2,395,514)
Put options assigned	(236)	(120,524)
Call options expired	(3,510)	(2,320,921)
Put options expired	(6,722)	(4,249,816)
Options outstanding at November 30, 2013	12,847	$2,037,248

ii.	Purchased Options

Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

The average number of purchased options contracts outstanding during the period ended November 30, 2013, which is indicative of the volume of this derivative type, was 24,232 contracts.

iii.	Stock Index Futures

The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are

Aspiriant Risk-Managed Global Equity Fund
Notes to the Schedule of Investments - Continued
November 30, 2013 (Unaudited)

recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.

The Fund had the following futures contracts open at November 30, 2013:

Number of Contracts Long	Description	Expiration Date	Unrealized Appreciation (Depreciation)
1	SPI 200	December 2013	$842
2	S&P/TSX 60 Index	December 2013	2,181
33	Euro STOXX 50 Index	December 2013	55,089
1	Hang Seng Index	December 2013	761
5	TOPIX Index	December 2013	19,953
216	MSCI Emerging Markets Mini Index	December 2013	81,975
15	E-Mini S&P 500 Index	December 2013	88,004
			$248,805

(c)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

•
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Aspiriant Risk-Managed Global Equity Fund
Notes to the Schedule of Investments - Continued
November 30, 2013 (Unaudited)

The following is a summary of the inputs used, as of November 30, 2013, in valuing the Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$-	$3,800,891	$-	$3,800,891
Austria	-	146,479	-	146,479
Belgium	-	737,440	-	737,440
Bermuda	4,490,741	580,744	-	5,071,485
Brazil	4,338,122	-	-	4,338,122
Canada	5,445,707	-	-	5,445,707
Cayman Islands	403,344	538,907	-	942,251
Chile	1,794,072	-	-	1,794,072
China	-	697,819	-	697,819
Curacao	127,617	-	-	127,617
Denmark	-	509,964	-	509,964
Finland	-	726,191	-	726,191
France	-	3,708,385	-	3,708,385
Germany	-	4,110,237	-	4,110,237
Gibraltar	-	11,242	-	11,242
Guernsey	-	229,784	-	229,784
Hong Kong	-	1,423,104	-	1,423,104
India	179,300	-	-	179,300
Indonesia	-	1,189,139	-	1,189,139
Ireland	1,116,552	92,295	-	1,208,847
Isle of Man	-	69,131	-	69,131
Israel	-	222,039	-	222,039
Italy	-	1,555,570	-	1,555,570
Japan	-	11,107,456	-	11,107,456
Jersey	64,405	439,094	-	503,499
Luxembourg	-	11,475	-	11,475
Malaysia	-	5,035,745	-	5,035,745
Malta	-	39,283	-	39,283
Mauritus	-	21,044	-	21,044
Mexico	1,599,792	-	-	1,599,792
Netherlands	1,196,290	2,023,543	-	3,219,833
Norway	-	260,135	-	260,135
Poland	-	945,230	-	945,230
Puerto Rico	214,350	-	-	214,350
Russian Federation	567,455	278,873	-	846,328
Singapore	211,656	870,870	-	1,082,526
South Africa	-	4,949,888	-	4,949,888
South Korea	-	5,027,349	-	5,027,349
Spain	-	1,398,097	-	1,398,097
Sweden	-	1,531,373	-	1,531,373
Switzerland	979,948	3,708,883	-	4,688,831
Taiwan	117,018	2,934,759	-	3,051,777
Thailand	-	1,179,397	-	1,179,397
Turkey	-	774,936	-	774,936
United Kingdom	171,444	9,955,720	-	10,127,164
United States	84,512,525	-	-	84,512,525
Virgin Islands (British)	65,240	-	-	65,240
Preferred Stock
Brazil	331,305	-	-	331,305
Germany	-	682,149	-	682,149
Purchased Call Options	7,885	3,346	-	11,231
Purchased Put Options	98,489	256,801	-	355,290
Rights	86	-	-	86
Short-Term Investments	-	13,801,669	-	13,801,669
Total Assets	$108,033,343	$87,586,476	$-	$195,619,819

Aspiriant Risk-Managed Global Equity Fund
Notes to the Schedule of Investments - Concluded
November 30, 2013 (Unaudited)

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(1,404,458)	$(668,731)	$-	$(2,073,189)
Written Put Options	(100,090)	(140,644)	-	(240,734)
Total Liabilities	$(1,504,548)	$(809,375)	$-	$(2,313,923)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$248,805	$-	$-	$248,805

As of November 30, 2013, the Fund did not hold any Level 3 securities.  Transfers into and out of all levels are represented by their balances as of the end of the reporting period.  For the period ended November 30, 2013, there were no transfers among levels.

3.	FEDERAL TAX INFORMATION

At November 30, 2013, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$176,758,938

Gross unrealized appreciation	$24,340,163
Gross unrealized depreciation	(5,479,282)

Net unrealized appreciation on investments	$18,860,881

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2.  Controls and Procedures.

a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) 17 CFR 270.30a-3(c))) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Global Equity Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	1/24/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	1/24/14

By	/s/ Hilarie C. Green
Title	Hilarie C. Green, Treasurer and Principal Financial Officer

Date	1/24/14